Share-Based Compensation And Other Related Information (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of share options
The following table summarizes changes in stock options for the years ended December 31:

	Stock Options
	Shares	Weighted Average Exercise Price CAD$
As at December 31, 2019	1,143,348	$33.84
Granted	7,605	$39.48
Exercised	(329,711)	$19.23
Expired	(482,438)	$53.41
Forfeited	(21,387)	$43.08
As at December 31, 2020	317,417	$18.78
Granted	53,115	30.70
Exercised	(65,780)	$11.77
Expired	(2,162)	41.62
Forfeited	(23,587)	$32.27
As at December 31, 2021	279,003	$21.38

Disclosure of range of exercise prices of outstanding share options
The following table summarizes information about the Company's stock options outstanding at December 31, 2021:

	Options Outstanding			Options Exercisable
Range of Exercise Prices CAD$	Number Outstanding as at December 31, 2021	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price CAD$	Number Outstanding as at December 31, 2021	Weighted Average Exercise Price CAD$
$9.76 - $17.11	48,458	0.9	$11.59	48,458	$11.59
$17.12 - $24.46	143,896	3.4	$18.90	143,896	$18.90
$24.47 - $31.81	74,720	6.4	$29.50	21,605	$26.54
$31.82 - $41.62	11,929	3.9	$40.26	8,128	$40.62
	279,003	3.8	$21.38	222,087	$18.84

Disclosure of assumptions used in determining fair value of options granted
The following assumptions were used in the Black-Scholes option pricing model in determining the fair value of options granted during the years ended December 31:

	2021	2020
Expected life	4.0	4.0
Expected volatility	44.0%	37.9%
Expected dividend yield	2.4%	1.1%
Risk-free interest rate	1.9%	0.8%
Weighted average exercise price (CAD$)	$30.70	$39.45
Weighted average fair value (CAD$)	$9.39	$15.80

Disclosure of dividends
The Company declared the following dividends for the years ended December 31, 2021 and 2020:

Declaration date	Record date	Dividend per common share
February 23, 2022 (1)	March 7, 2022	$0.12
November 9, 2021	November 22, 2021	$0.10
August 10, 2021	August 23, 2021	$0.10
May 12, 2021	May 25, 2021	$0.07
February 17, 2021	March 1, 2021	$0.07
November 4, 2020	November 16, 2020	$0.07
August 5, 2020	August 17, 2020	$0.05
May 6, 2020	May 19, 2020	$0.05
February 19, 2020	March 2, 2020	$0.05
(1)These dividends were declared subsequent to the year end and have not been recognized as distributions to owners during the period presented.

Performance Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and aggregate fair value of other equity instruments
At December 31, 2021, the following PSUs were outstanding:

PSU	Number Outstanding	Fair Value
As at December 31, 2019	247,601	$5,896
Granted	62,920	1,942
Paid out	(54,962)	(2,626)
Change in value	—	3,658
As at December 31, 2020	255,559	$8,870
Granted	79,417	2,049
Paid out	(117,328)	(4,539)
Forfeited	—	—
Change in value	—	(901)
As at December 31, 2021	217,648	$5,479

Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and aggregate fair value of other equity instruments
At December 31, 2021, the following RSUs were outstanding:

RSU	Number Outstanding	Fair Value
As at December 31, 2019	299,216	$7,107
Granted	261,224	6,302
Paid out	(148,049)	(4,762)
Forfeited	(15,819)	(545)
Change in value	—	5,628
As at December 31, 2020	396,572	$13,730
Granted	240,366	5,818
Paid out	(197,320)	(4,829)
Forfeited	(13,218)	(329)
Change in value	—	(3,699)
As at December 31, 2021	426,400	$10,691